Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 40.5%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	350,000	9,761,500
Verizon Communications, Inc.	180,000	9,954,000
Total		19,715,500
Media 0.5%
Comcast Corp., Class A	105,000	5,535,600
Total Communication Services		25,251,100
Consumer Discretionary 2.7%
Hotels, Restaurants & Leisure 1.2%
Extended Stay America, Inc.	375,000	6,033,750
Travel + Leisure Co.	125,000	7,553,750
Total		13,587,500
Household Durables 1.0%
Newell Brands, Inc.	250,000	5,792,500
Whirlpool Corp.	29,000	5,512,320
Total		11,304,820
Specialty Retail 0.5%
Home Depot, Inc. (The)	20,000	5,166,800
Total Consumer Discretionary		30,059,120
Consumer Staples 3.3%
Food & Staples Retailing 0.8%
Walgreens Boots Alliance, Inc.	175,000	8,387,750
Food Products 1.0%
JM Smucker Co. (The)	47,500	5,320,000
Kraft Heinz Co. (The)	160,000	5,820,800
Total		11,140,800
Household Products 0.6%
Kimberly-Clark Corp.	55,000	7,058,150
Tobacco 0.9%
Philip Morris International, Inc.	120,000	10,082,400
Total Consumer Staples		36,669,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Chesapeake Energy Corp.(a)	4,107	181,447
Chevron Corp.	120,000	12,000,000
Exxon Mobil Corp.	115,000	6,252,550
Valero Energy Corp.	85,000	6,543,300
Williams Companies, Inc. (The)	475,000	10,849,000
Total		35,826,297
Total Energy		35,826,297
Financials 8.0%
Banks 2.7%
JPMorgan Chase & Co.	82,500	12,141,525
PNC Financial Services Group, Inc. (The)	65,000	10,943,400
Zions Bancorp	130,000	6,912,100
Total		29,997,025
Capital Markets 2.4%
Ares Capital Corp.	600,000	10,998,000
Morgan Stanley	150,000	11,530,500
TCG BDC, Inc.	300,000	3,738,000
Total		26,266,500
Insurance 1.4%
Hartford Financial Services Group, Inc. (The)	110,000	5,575,900
MetLife, Inc.	180,000	10,368,000
Total		15,943,900
Mortgage Real Estate Investment Trusts (REITS) 1.5%
Blackstone Mortgage Trust, Inc.	135,000	3,942,000
Starwood Property Trust, Inc.	535,000	12,214,050
Total		16,156,050
Total Financials		88,363,475
Health Care 3.1%
Biotechnology 1.0%
AbbVie, Inc.	100,000	10,774,000
Columbia Flexible Capital Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
Amryt Pharma PLC, ADR(a)	172,608	2,502,816
Bristol-Myers Squibb Co.	87,500	5,366,375
Johnson & Johnson	67,500	10,696,050
Merck & Co., Inc.	65,000	4,720,300
Total		23,285,541
Total Health Care		34,059,541
Industrials 3.6%
Aerospace & Defense 1.0%
Raytheon Technologies Corp.	150,000	10,798,500
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	70,000	11,048,100
Electrical Equipment 0.8%
Eaton Corp. PLC	70,000	9,113,300
Machinery 0.8%
Caterpillar, Inc.	40,000	8,635,200
Total Industrials		39,595,100
Information Technology 8.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	240,000	10,768,800
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	225,000	8,604,000
Vishay Intertechnology, Inc.	275,000	6,564,250
Total		15,168,250
IT Services 1.0%
International Business Machines Corp.	90,000	10,703,700
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	37,500	17,620,125
Intel Corp.	92,500	5,622,150
Texas Instruments, Inc.	65,000	11,197,550
Total		34,439,825
Software 0.7%
NortonLifeLock, Inc.	400,000	7,804,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.5%
HP, Inc.	360,000	10,429,200
Seagate Technology PLC	85,000	6,224,550
Total		16,653,750
Total Information Technology		95,538,325
Materials 1.5%
Chemicals 1.5%
Dow, Inc.	180,000	10,675,800
Nutrien Ltd.	110,000	5,935,600
Total		16,611,400
Total Materials		16,611,400
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	45,000	7,186,050
Crown Castle International Corp.	35,000	5,451,250
Duke Realty Corp.	130,000	5,102,500
Medical Properties Trust, Inc.	525,000	11,334,750
Total		29,074,550
Total Real Estate		29,074,550
Utilities 1.5%
Electric Utilities 1.5%
Duke Energy Corp.	60,000	5,135,400
Edison International	125,000	6,748,750
Pinnacle West Capital Corp.	67,500	4,720,275
Total		16,604,425
Total Utilities		16,604,425
Total Common Stocks (Cost $372,334,382)		447,652,433

Convertible Bonds 15.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.9%
Air Canada(b)
07/01/2025	4.000%	6,200,000	9,641,000
Cable and Satellite 0.9%
DISH Network Corp.
08/15/2026	3.375%	10,500,000	9,873,432

2	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
Zillow Group, Inc.
05/15/2025	2.750%	3,000,000	7,547,852
Health Care 1.1%
CONMED Corp.
02/01/2024	2.625%	3,600,000	5,381,074
Invacare Corp.
11/15/2024	5.000%	4,500,000	4,235,131
Novavax, Inc.
02/01/2023	3.750%	1,500,000	2,938,575
Total			12,554,780
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	2,808,000	4,631,692
Independent Energy —%
Chesapeake Energy Escrow(c),(d)
09/15/2026	0.000%	10,500,000	0
Leisure 1.5%
NCL Corp., Ltd.(b)
08/01/2025	5.375%	4,500,000	8,364,002
Royal Caribbean Cruises Ltd(b)
06/15/2023	4.250%	5,300,000	8,043,714
Total			16,407,716
Life Insurance 0.8%
AXA SA(b)
05/15/2021	7.250%	7,000,000	9,018,730
Other Financial Institutions 0.7%
RWT Holdings, Inc.
10/01/2025	5.750%	8,250,000	8,098,126
Other REIT 0.6%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	6,340,000	6,438,670
Pharmaceuticals 4.3%
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	1,012,542	1,453,808
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	6,500,000	6,914,050
Bridgebio Pharma, Inc.(b)
02/01/2029	2.250%	5,500,000	5,739,646
Clovis Oncology, Inc.
05/01/2025	1.250%	11,700,000	8,965,125
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Insmed, Inc.
01/15/2025	1.750%	4,000,000	4,654,784
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	10,000,000	8,398,503
Radius Health, Inc.
09/01/2024	3.000%	6,800,000	6,295,439
Tilray, Inc.
10/01/2023	5.000%	6,000,000	5,395,905
Total			47,817,260
Property & Casualty 0.4%
MGIC Investment Corp.(b),(e)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,126,741
Retailers 1.8%
American Eagle Outfitters, Inc.(b)
04/15/2025	3.750%	2,300,000	6,983,458
Dick’s Sporting Goods, Inc.(b)
04/15/2025	3.250%	2,700,000	5,873,686
Guess?, Inc.
04/15/2024	2.000%	5,500,000	6,603,437
Total			19,460,581
Technology 1.2%
1Life Healthcare, Inc.(b)
06/15/2025	3.000%	4,500,000	6,015,010
Avaya Holdings Corp.
06/15/2023	2.250%	5,300,000	6,846,064
Total			12,861,074
Total Convertible Bonds (Cost $133,778,958)			168,477,654

Convertible Preferred Stocks 12.9%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	4,800	5,238,897
Total Communication Services			5,238,897
Consumer Discretionary 1.6%
Auto Components 0.8%
Aptiv PLC	5.500%	52,500	8,970,990

Columbia Flexible Capital Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Internet & Direct Marketing Retail 0.8%
2020 Mandatory Exchangeable Trust(b)	6.500%	3,800	8,564,160
Total Consumer Discretionary			17,535,150
Consumer Staples 0.4%
Household Products 0.4%
Energizer Holdings, Inc.	7.500%	55,000	4,857,811
Total Consumer Staples			4,857,811
Financials 0.9%
Capital Markets 0.9%
AMG Capital Trust II	5.150%	87,500	4,580,625
KKR & Co., Inc.	6.000%	85,000	5,423,000
Total			10,003,625
Total Financials			10,003,625
Health Care 3.6%
Health Care Equipment & Supplies 1.9%
Becton Dickinson and Co.	6.000%	145,000	7,656,000
Boston Scientific Corp.	5.500%	50,000	5,548,750
Danaher Corp.	4.750%	5,100	7,720,362
Total			20,925,112
Health Care Technology 0.5%
Change Healthcare, Inc.	6.000%	65,000	5,051,800
Life Sciences Tools & Services 0.7%
Avantor, Inc.	6.250%	90,000	7,829,280
Pharmaceuticals 0.5%
Elanco Animal Health, Inc.	5.000%	110,000	5,540,700
Total Health Care			39,346,892
Industrials 1.0%
Machinery 1.0%
Stanley Black & Decker, Inc.	5.250%	100,000	10,820,000
Total Industrials			10,820,000
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	26,500	9,146,139
IT Services 0.5%
Sabre Corp.	6.500%	31,500	5,824,350
Total Information Technology			14,970,489
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
QTS Realty Trust, Inc.	6.500%	37,500	5,279,039
Total Real Estate			5,279,039
Utilities 3.1%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	225,000	10,980,000
Gas Utilities 0.7%
Spire, Inc.	7.500%	160,000	8,176,763
Multi-Utilities 1.4%
DTE Energy Co.	6.250%	335,000	15,376,500
Total Utilities			34,533,263
Total Convertible Preferred Stocks (Cost $121,714,026)			142,585,166

Corporate Bonds & Notes 25.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
Rolls-Royce PLC(b)
10/15/2027	5.750%	5,333,000	5,742,994
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	7,200,000	7,618,163
Total			13,361,157
Brokerage/Asset Managers/Exchanges 0.8%
LPL Holdings, Inc.(b)
09/15/2025	5.750%	8,650,000	8,905,448
Cable and Satellite 0.9%
Gogo Intermediate Holdings LLC/Finance Co., Inc.(b)
05/01/2024	9.875%	4,500,000	4,746,747
Telesat Canada/LLC(b)
10/15/2027	6.500%	5,114,000	5,278,648
Total			10,025,395
Chemicals 0.9%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,000,000	5,444,983
Starfruit Finco BV/US Holdco LLC(b)
10/01/2026	8.000%	4,300,000	4,573,317
Total			10,018,300

4	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
Uber Technologies, Inc.(b)
09/15/2027	7.500%	2,600,000	2,845,931
01/15/2028	6.250%	2,695,000	2,880,848
Total			5,726,779
Consumer Products 0.4%
Mattel, Inc.
10/01/2040	6.200%	2,770,000	3,307,454
11/01/2041	5.450%	1,100,000	1,242,853
Total			4,550,307
Finance Companies 1.7%
Fortress Transportation and Infrastructure Investors LLC(b)
10/01/2025	6.500%	7,000,000	7,284,423
08/01/2027	9.750%	3,240,000	3,693,867
Springleaf Finance Corp.
03/15/2025	6.875%	4,500,000	5,072,743
03/15/2026	7.125%	2,091,000	2,418,096
Total			18,469,129
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	4,672,000	4,864,293
United Natural Foods, Inc.(b)
10/15/2028	6.750%	6,420,000	6,742,211
Total			11,606,504
Gaming 0.5%
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	4,799,000	5,230,468
Health Care 1.5%
Quotient Ltd.(b),(c),(d)
04/15/2024	12.000%	1,330,000	1,330,000
04/15/2024	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	7,500,000	7,672,298
Tenet Healthcare Corp.(b)
10/01/2028	6.125%	7,021,000	7,389,201
Total			16,961,499
Independent Energy 1.0%
Indigo Natural Resources LLC(b)
02/01/2029	5.375%	10,720,000	10,703,129
Leisure 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(b)
10/01/2028	6.500%	4,600,000	4,880,671
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(b)
05/15/2024	12.250%	4,600,000	5,465,361
Royal Caribbean Cruises Ltd.(b)
06/15/2023	9.125%	4,928,000	5,414,049
Total			15,760,081
Media and Entertainment 1.8%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	10,700,000	10,819,496
Lions Gate Capital Holdings LLC(b)
11/01/2024	5.875%	9,250,000	9,402,715
Total			20,222,211
Metals and Mining 0.8%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	4,600,000	4,140,000
Warrior Met Coal, Inc.(b)
11/01/2024	8.000%	4,937,000	5,098,712
Total			9,238,712
Midstream 0.3%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	3,081,139
Oil Field Services 0.5%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	4,057,237
01/15/2028	7.500%	1,131,000	976,212
Total			5,033,449
Other Industry 0.8%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	8,446,249
Packaging 2.7%
ARD Finance SA(b),(f)
06/30/2027	6.500%	9,500,000	10,046,828
BWAY Holding Co.(b)
04/15/2025	7.250%	11,000,000	10,867,715
Novolex(b)
01/15/2025	6.875%	9,000,000	9,102,780
Total			30,017,323
Pharmaceuticals 0.9%
Bausch Health Companies, Inc.(b)
01/30/2028	5.000%	1,532,000	1,563,048
01/30/2030	5.250%	8,032,000	8,160,525
Total			9,723,573

Columbia Flexible Capital Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.9%
Dave & Buster’s, Inc.(b)
11/01/2025	7.625%	4,700,000	4,991,031
IRB Holding Corp.(b)
02/15/2026	6.750%	4,700,000	4,857,955
Total			9,848,986
Retailers 1.0%
Academy Ltd.(b)
11/15/2027	6.000%	5,333,000	5,620,492
L Brands, Inc.(b)
10/01/2030	6.625%	4,800,000	5,377,616
Total			10,998,108
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	5,387,323
Technology 2.5%
Avaya, Inc.(b)
09/15/2028	6.125%	5,000,000	5,380,724
Diebold Nixdorf, Inc.(b)
07/15/2025	9.375%	2,700,000	3,018,591
Diebold, Inc.
04/15/2024	8.500%	7,500,000	7,650,507
Rocket Software, Inc.(b)
02/15/2029	6.500%	8,025,000	8,020,877
Sabre GLBL, Inc.(b)
04/15/2025	9.250%	2,200,000	2,619,356
09/01/2025	7.375%	1,077,000	1,165,971
Total			27,856,026
Wirelines 0.5%
Front Range BidCo, Inc.(b)
03/01/2028	6.125%	5,000,000	5,161,347
Total Corporate Bonds & Notes (Cost $265,425,391)			276,332,642
Limited Partnerships 1.2%
Issuer	Shares	Value ($)
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Enviva Partners LP	105,000	5,568,150
Rattler Midstream LP	525,000	5,775,000
Summit Midstream Partners LP(a)	74,667	1,520,967
Total		12,864,117
Total Energy		12,864,117
Total Limited Partnerships (Cost $15,959,199)		12,864,117

Preferred Debt 0.8%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(e)
10/30/2040	6.582%	165,000	4,430,250
Finance Companies 0.4%
GMAC Capital Trust I(e)
02/15/2040	5.983%	175,000	4,541,250
Total Preferred Debt (Cost $8,830,184)			8,971,500

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(g),(h)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	4,981,330	4,750,047
Total Senior Loans (Cost $4,941,714)			4,750,047

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	7,749	135,220
Goodrich Petroleum Corp.(a),(c),(d)	16,125	0
Total		135,220
Total Energy		135,220
Total Warrants (Cost $135,607)		135,220

6	Columbia Flexible Capital Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2021 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(i),(j)	28,575,004	28,572,146
Total Money Market Funds (Cost $28,572,146)		28,572,146
Total Investments in Securities (Cost: $951,691,607)		1,090,340,925
Other Assets & Liabilities, Net		14,652,228
Net Assets		1,104,993,153
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $330,316,518, which represents 29.89% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $1,900,000, which represents 0.17% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	—	93,288,134	(64,715,988)	—	28,572,146	—	5,226	28,575,004
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Quarterly Report 2021	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT148_05_L01_(04/21)